Investments - Unrealized net capital gains and losses included in AOCI (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Fair value
Fixed income securities	$ 57,170,000,000	$ 58,992,000,000
Short-term investments	3,027,000,000	1,944,000,000
Derivative instruments	0	2,000,000
Gross unrealized Gains
Fixed income securities	993,000,000	1,750,000,000
Equity securities		1,172,000,000
Short-term investments	0	0
Derivative instruments	0	2,000,000
Gross unrealized Losses
Fixed income securities	(957,000,000)	(283,000,000)
Equity securities		(12,000,000)
Short-term investments	0	0
Derivative instruments	(3,000,000)	(3,000,000)
Unrealized net gains (losses)
Fixed income securities	36,000,000	1,467,000,000
Equity securities		1,160,000,000
Short-term investments	0	0
Derivative instruments	(3,000,000)	(1,000,000)
EMA limited partnerships	0	1,000,000
Unrealized net capital gains and losses, pre-tax	33,000,000	2,627,000,000
Amounts recognized for:
Insurance reserves	0	(315,000,000)
DAC and DSI	(33,000,000)	(196,000,000)
Amounts recognized	(33,000,000)	(511,000,000)
Deferred income taxes	(2,000,000)	(454,000,000)
Total unrealized net capital gains and losses	$ (2,000,000)	1,662,000,000
Fair value of derivative instruments classified as liabilities		$ 2,000,000